Condensed Consolidated and Combined Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash Flows from Operating Activities:
Net earnings	$ 143.6	$ 181.2
Adjustments to reconcile net earnings to cash flows provided by operating activities:
Depreciation and amortization	57.1	39.6
Deferred income taxes	(2.0)	(14.1)
Stock-based compensation expense	22.0	15.0
Pension expense	0.8	2.9
Other	(5.9)	(7.1)
Changes in operating assets and liabilities, net of effects from acquisitions and divestitures of businesses:
Increase in accounts receivable	(55.6)	(36.0)
Increase in other assets	(19.1)	(11.7)
Increase/(decrease) in accounts payable	4.7	(2.5)
Increase/(decrease) in accrued expenses and other liabilities	14.6	(24.7)
Net cash flows provided by operating activities	160.2	142.6
Cash Flows from Investing Activities:
Capital expenditures	(27.2)	(30.4)
Proceeds from sale of property, plant and equipment	0.9	0
Capitalized software	(7.5)	(4.6)
Acquisitions of businesses, net of cash acquired	0	(25.7)
Contributions to investments	(14.6)	0
Proceeds from (advances) on notes receivable from ADP and its affiliates	40.6	(2.5)
Net cash flows used in investing activities	(7.8)	(63.2)
Cash Flows from Financing Activities:
Repayments of notes payable to ADP and its affiliates	(21.9)	(2.1)
Borrowings on notes payable to ADP and its affiliates	0	1.0
Net transactions of parent company investment	(240.8)	12.1
Proceeds from long-term debt	1,750.0	0
Repayments of long-term debt	(756.2)	0
Dividend paid to ADP at separation	(825.0)	0
Dividends paid to stockholders	(38.8)	0
Repurchases of common stock	(32.2)	0
Proceeds from exercises of stock options	6.9	0
Excess tax benefit from stock-based compensation awards	9.7	7.2
Withholding tax payment for stock-based compensation awards	(0.9)	0
Payment of deferred financing costs	(9.2)	0
Dividend payments of CVR to noncontrolling owners	(5.4)	(8.0)
Net cash flows (used in) provided by financing activities	(163.8)	10.2
Effect of exchange rate changes on cash and cash equivalents	(22.9)	(5.9)
Net change in cash and cash equivalents	(34.3)	83.7
Cash and cash equivalents, beginning of period	402.8	276.3
Cash and cash equivalents, end of period	368.5	360.0
Cash paid for:
Income taxes and foreign withholding taxes, net of refunds	67.3	13.2
Interest	$ 2.7	$ 0.7